Asset Retirement Obligation (Changes in Asset Retirement Obligations) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation Of Changes In Asset Retirement Obligations [Line Items]
Asset retirement obligations, beginning balance	$ 1,336,151	$ 908,790
Liabilities incurred during the period	56,825	347,018
Liabilities settled during the year	(96,465)	(1,427)
Accretion	139,779	93,973
Liabilities acquired	1,251,511
Asset retirement obligations, end balance	$ 2,687,801	$ 1,336,151